Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification (Details) - GBP (£)
£ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 210,102	£ 190,061
Financial assets at fair value through the income statement	213,100	186,857
Derivative financial instruments	303,602	252,459
Financial assets at fair value through other comprehensive income	83,012	74,394
Trading portfolio liabilities	(78,405)	(57,737)
Financial liabilities designated at fair value	(321,925)	(294,108)
Derivative financial instruments	(291,785)	(240,808)
Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	210,102	190,061
Financial assets at fair value through the income statement	213,100	186,857
Derivative financial instruments	303,602	252,459
Financial assets at fair value through other comprehensive income	83,012	74,394
Investment property	42	43
Total assets	809,858	703,814
Trading portfolio liabilities	(78,405)	(57,737)
Financial liabilities designated at fair value	(321,925)	(294,108)
Derivative financial instruments	(291,785)	(240,808)
Total liabilities	(692,115)	(592,653)
Quoted market prices (Level 1) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	129,002	111,158
Financial assets at fair value through the income statement	6,666	5,140
Derivative financial instruments	61	108
Financial assets at fair value through other comprehensive income	55,653	51,717
Investment property	0	0
Total assets	191,382	168,123
Trading portfolio liabilities	(63,674)	(42,917)
Financial liabilities designated at fair value	(1,678)	(1,702)
Derivative financial instruments	(47)	(93)
Total liabilities	(65,399)	(44,712)
Observable inputs (Level 2) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	72,322	68,556
Financial assets at fair value through the income statement	201,409	173,140
Derivative financial instruments	301,565	250,639
Financial assets at fair value through other comprehensive income	24,918	19,578
Investment property	0	0
Total assets	600,214	511,913
Trading portfolio liabilities	(14,652)	(14,733)
Financial liabilities designated at fair value	(317,749)	(287,532)
Derivative financial instruments	(288,883)	(237,650)
Total liabilities	(621,284)	(539,915)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,778	10,347
Financial assets at fair value through the income statement	5,025	8,577
Derivative financial instruments	1,976	1,712
Financial assets at fair value through other comprehensive income	2,441	3,099
Investment property	42	43
Total assets	18,262	23,778
Trading portfolio liabilities	(79)	(87)
Financial liabilities designated at fair value	(2,498)	(4,874)
Derivative financial instruments	(2,855)	(3,065)
Total liabilities	(5,432)	(8,026)
Significant unobservable inputs (Level 3) | Fair value
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,778	10,347
Financial assets at fair value through the income statement	5,025	8,577
Derivative financial instruments	1,976	1,712
Financial assets at fair value through other comprehensive income	2,441	3,099
Investment property	42	43
Total assets	18,262	23,778
Trading portfolio liabilities	(79)	(87)
Financial liabilities designated at fair value	(2,498)	(4,874)
Derivative financial instruments	(2,855)	(3,065)
Total liabilities	£ (5,432)	£ (8,026)